Note 13: Restructuring and Other Costs	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Note 13: Restructuring and Other Costs

Note 13: Restructuring Costs

During 2012, we recorded net pre-tax restructuring costs totaling $614 million for new and ongoing restructuring actions. We recorded charges in the segments as follows:

(Dollars in millions)
Otis	$164
UTC Climate, Controls & Security	143
Pratt & Whitney	96
UTC Aerospace Systems	115
Sikorsky	53
Eliminations and other	19
Restructuring costs recorded within continuing operations	590
Restructuring costs recorded within discontinued operations	24
Total	$614

The net costs consist of $340 million recorded in cost of sales, $249 million in selling, general and administrative expenses, $1 million in other income, net, and $24 million in discontinued operations. As described below, these charges primarily relate to actions initiated during 2012 and 2011.

2012 Actions. During 2012, we initiated restructuring actions relating to ongoing cost reduction efforts, including workforce reductions and consolidation of manufacturing operations. We recorded net pre-tax restructuring costs totaling $576 million for restructuring actions initiated in 2012, consisting of $313 million in cost of sales, $236 million in selling, general and administrative expenses, $1 million in other income, net, and $26 million in discontinued operations. Additionally, due to the Goodrich acquisition, we assumed restructuring accruals totaling $19 million.

We expect the actions that were initiated in 2012 to result in net workforce reductions of approximately 7,000 hourly and salaried employees, the exiting of approximately 2.6 million net square feet of facilities and the disposal of assets associated with exited facilities. As of December 31, 2012, we have completed, with respect to the actions initiated in 2012, net workforce reductions of approximately 4,000 employees and 750,000 net square feet of facilities have been exited. We are targeting to complete in 2013 the majority of the remaining workforce and all facility related cost reduction actions initiated in 2012. No specific plans for significant other actions have been finalized at this time.

The following table summarizes the accrual balances and utilization by cost type for the 2012 restructuring actions:

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Net pre-tax restructuring charges	$452	$14	$110	$576
Restructuring accruals assumed from Goodrich	19	-	-	19
Utilization and foreign exchange	(182)	(14)	(60)	(256)

Balance at December 31, 2012	$289	$-	$50	$339

The following table summarizes expected, incurred and remaining costs for the 2012 restructuring actions by type:

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Expected costs	$475	$14	$192	$681
Costs incurred during 2012	(452)	(14)	(110)	(576)

Remaining costs at December 31, 2012	$23	$-	$82	$105

The following table summarizes expected, incurred and remaining costs for the 2012 restructuring actions by segment:

(Dollars in millions)	Expected Costs	Costs Incurred During 2012	Remaining Costs at December 31, 2012
Otis	$164	$(146)	$18
UTC Climate, Controls & Security	164	(123)	41
Pratt & Whitney	103	(94)	9
UTC Aerospace Systems	155	(121)	34
Sikorsky	50	(47)	3
Eliminations and other	19	(19)	-
Discontinued operations	26	(26)	-

Total	$681	$(576)	$105

2011 Actions. During 2012, we recorded net pre-tax restructuring costs totaling $53 million for restructuring actions initiated in 2011, consisting of $33 million in cost of sales, $19 million in selling, general and administrative expenses, and $1 million in discontinued operations. The 2011 actions relate to ongoing cost reduction efforts, including workforce reductions and the consolidation of field operations.

As of December 31, 2012, we have completed net workforce reductions of approximately 4,200 employees of an expected 4,900, and have exited 200,000 net square feet of facilities of an expected 2 million net square feet. The remaining workforce and facility reduction actions are targeted for completion during 2013.

The following table summarizes the restructuring accrual balances and utilization by cost type for the 2011 programs:

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2012	$144	$-	$10	$154
Net pre-tax restructuring charges	30	1	22	53
Utilization and foreign exchange	(138)	(1)	(26)	(165)

Balance at December 31, 2012	$36	$-	$6	$42

The following table summarizes expected, incurred and remaining costs for the 2011 programs by type:

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Expected costs	$296	$5	$67	$368
Costs incurred during 2011	(259)	(4)	(23)	(286)
Costs incurred during 2012	(30)	(1)	(22)	(53)

Remaining costs at December 31, 2012	$7	$-	$22	$29

The following table summarizes expected, incurred and remaining costs for the 2011 programs by segment:

(Dollars in millions)	Expected Costs	Costs Incurred During 2011	Costs Incurred During 2012	Remaining Costs at December 31, 2012
Otis	$104	$(76)	$(19)	$9
UTC Climate, Controls & Security	119	(93)	(25)	1
Pratt & Whitney	47	(37)	(3)	7
UTC Aerospace Systems	8	(8)	-	-
Sikorsky	66	(51)	(5)	10
Discontinued operations	24	(21)	(1)	2
Total	$368	$(286)	$(53)	$29